Financial Assets at Fair Value through Profit or Loss - Mandatorily at fair value through profit or loss by type (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	€ 41,600	[1]	€ 64,783
Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	159		210
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	733		1,103
Loans and receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	€ 40,708		€ 63,469

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.